ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands					1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2024 EUR (€)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 EUR (€)	Jan. 01, 2022 USD ($) shares	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities									$ 0		$ 23,411		$ 0
Unwinding of deferred consideration									735		325		0
Deferred consideration, non current liabilities									0		4,774
Deferred consideration, current liabilities									18,811		2,800
Payment of deferred consideration							$ 2,390		4,933		0		0
Interest payment attributable to deferred consideration settled							(110)		(110)		0		0
Other liability									308		226
Issue of ordinary shares for acquisitions									9,912		7,392		0
Payment of contingent consideration					$ 2,543				5,557		0		0
Payment of contingent consideration					$ 2,897				4,621		0		0
Fair value movement on contingent consideration									6,939	€ 6,384	10,852	€ 10,343	0
Contingent consideration									0		19,378
Maximum
Disclosure of detailed information about business combination [line items]
Percentage of deferred payments															50.00%	50.00%
Roto Sports, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Cash paid				$ 14,700
Business combination, consideration transferred				13,500
Business combination, sellers expenses				$ 1,200
Unregistered ordinary shares issued (in shares) | shares				451,264
Purchase consideration due on first anniversary				$ 2,500			2,500
Purchase consideration due on second anniversary				$ 5,300
Percentage of deferred payments				50.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities											12,701
Acquisition-related costs													$ 531
Revenue of acquiree since acquisition date											7,418
Goodwill recognized				$ 10,776
Unwinding of deferred consideration									230		325
Deferred consideration									5,300		7,574
Deferred consideration, non current liabilities											4,774
Deferred consideration, current liabilities											2,800
Consideration paid (received)							$ 2,500
Gross contractual amounts receivable for acquired receivables				1,066
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables				$ 306
NDC Media
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired															100.00%	100.00%
Cash paid															$ 11,168	€ 10,000
Unregistered ordinary shares issued (in shares) | shares															269,294	269,294
Purchase consideration due on first anniversary															$ 21,850	€ 19,000
Purchase consideration due on second anniversary															32,800	28,500
Acquisition-related costs											299
Revenue of acquiree since acquisition date											10,400
Goodwill recognized															0
Deferred consideration									13,511					€ 12,239
Consideration paid (received)		$ 5,440	€ 5,000
Gross contractual amounts receivable for acquired receivables															1,610
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables															326
Cash payable															$ 4,279	€ 3,832
Adjustments for working capital									4,116
Other liability									$ 308
Business combination, net of cash											10,710
Revenue of combined entity as if combination occurred at beginning of period											$ 11,150
Outstanding consideration obligation						$ 20,090		€ 18,000
Contingent consideration						10,178
Issue of ordinary shares for acquisitions						$ 9,912
Contingent consideration paid in equity, as a percent						0.50
Actuarial assumption of volatility rates								49.60%			36.50%	36.50%
NDC Media | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received) | €	€ 13,000
Contingent consideration paid in equity, as a percent	0.50
NDC Media | Consideration Payment
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ 5,440	€ 5,000
NDC Media | Minimum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates								98.00%			64.00%	64.00%
Discount rates								7.59%			7.44%	7.44%
Inflation rates								2.13%			2.16%	2.16%
NDC Media | Maximum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates								100.00%			100.00%	100.00%
Discount rates								7.67%			7.45%	7.45%
Inflation rates											2.23%	2.23%